Breakdown of Financial Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Non-current financial assets	€ 5,201	€ 6,219
Current financial assets	1,078	2,444
Investments
Disclosure of financial assets [line items]
Non-current financial assets	616	497	€ 479
Credits and other financial assets
Disclosure of financial assets [line items]
Non-current financial assets	741	981	890
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	966	1,163	1,254
Current financial assets	209	439
Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	1,940	2,668
Current financial assets	352	712
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	1,049	1,019	752
Trade receivables | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(125)	(128)	(112)
Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	14	19	€ 27
Telefonica, S.A.
Disclosure of financial assets [line items]
Non-current financial assets	5,201	6,219
Current financial assets	15,659	17,029
Total	20,860	23,248
Non-current financial assets, fair value	5,201	6,219
Current financial assets, fair value	15,659	17,029
Financial assets, fair value	20,860	23,248
Telefonica, S.A. | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	537	464
Current financial assets	293	181
Total	830	645
Telefonica, S.A. | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	2,326	3,067
Current financial assets	1,214	1,513
Total	3,540	4,580
Telefonica, S.A. | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	13	11
Current financial assets	0	10
Total	13	21
Telefonica, S.A. | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	224	323
Current financial assets	291	405
Total	515	728
Telefonica, S.A. | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Total	0	0
Telefonica, S.A. | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	289	350
Current financial assets	945	833
Total	1,234	1,183
Telefonica, S.A. | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	578	465
Current financial assets	0	0
Total	578	465
Telefonica, S.A. | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	1,785	2,404
Current financial assets	271	466
Total	2,056	2,870
Telefonica, S.A. | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	2,325	2,677
Current financial assets	14,152	15,325
Total	16,477	18,002
Telefonica, S.A. | Investments
Disclosure of financial assets [line items]
Non-current financial assets	616	497
Non-current financial assets, fair value	616	497
Telefonica, S.A. | Investments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	510	390
Telefonica, S.A. | Investments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	106	107
Telefonica, S.A. | Investments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	38	32
Telefonica, S.A. | Investments | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	578	465
Telefonica, S.A. | Investments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets
Disclosure of financial assets [line items]
Non-current financial assets	741	981
Non-current financial assets, fair value	741	981
Telefonica, S.A. | Credits and other financial assets | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	27	74
Telefonica, S.A. | Credits and other financial assets | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	13	11
Telefonica, S.A. | Credits and other financial assets | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	31	27
Telefonica, S.A. | Credits and other financial assets | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	9	58
Telefonica, S.A. | Credits and other financial assets | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	701	896
Telefonica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	966	1,163
Non-current financial assets, fair value	966	1,163
Telefonica, S.A. | Deposits and guarantees | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	966	1,163
Telefonica, S.A. | Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	1,940	2,668
Non-current financial assets, fair value	1,940	2,668
Telefonica, S.A. | Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	1,940	2,668
Telefonica, S.A. | Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	155	264
Telefonica, S.A. | Derivative instruments | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	1,785	2,404
Telefonica, S.A. | Derivative instruments | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	1,049	1,019
Current financial assets	10,422	10,231
Non-current financial assets, fair value	924	891
Current financial assets, fair value	7,430	7,340
Telefonica, S.A. | Trade receivables | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(125)	(128)
Current financial assets	(2,992)	(2,891)
Non-current financial assets, fair value	0	0
Current financial assets, fair value	0	0
Telefonica, S.A. | Trade receivables | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 1 (Quoted prices) | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	280	292
Current financial assets	854	792
Telefonica, S.A. | Trade receivables | Level 2 (Other directly observable market inputs) | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 3 (Inputs not based on observable market data) | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Held for trading | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Fair value option | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	280	292
Current financial assets	854	792
Telefonica, S.A. | Trade receivables | Debt instruments | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Equity instruments | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Hedges | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	769	727
Current financial assets	9,568	9,439
Telefonica, S.A. | Trade receivables | Amortized cost | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(125)	(128)
Current financial assets	(2,992)	(2,891)
Telefonica, S.A. | Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	14	19
Non-current financial assets, fair value	14	19
Telefonica, S.A. | Trade receivables for subleases | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	14	19
Telefonica, S.A. | Other financial assets
Disclosure of financial assets [line items]
Current financial assets	1,078	2,444
Current financial assets, fair value	1,078	2,444
Telefonica, S.A. | Other financial assets | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Current financial assets	293	181
Telefonica, S.A. | Other financial assets | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Current financial assets	360	721
Telefonica, S.A. | Other financial assets | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Current financial assets	0	10
Telefonica, S.A. | Other financial assets | Held for trading
Disclosure of financial assets [line items]
Current financial assets	291	405
Telefonica, S.A. | Other financial assets | Fair value option
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Other financial assets | Debt instruments
Disclosure of financial assets [line items]
Current financial assets	91	41
Telefonica, S.A. | Other financial assets | Equity instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Other financial assets | Hedges
Disclosure of financial assets [line items]
Current financial assets	271	466
Telefonica, S.A. | Other financial assets | Amortized cost
Disclosure of financial assets [line items]
Current financial assets	425	1,532
Telefonica, S.A. | Cash and cash equivalents
Disclosure of financial assets [line items]
Current financial assets	7,151	7,245
Current financial assets, fair value	7,151	7,245
Telefonica, S.A. | Cash and cash equivalents | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Held for trading
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Fair value option
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Debt instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Equity instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Hedges
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Current financial assets	€ 7,151	€ 7,245